MARKETABLE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2021
Debt Securities, Available-for-sale, Amortized Cost [Abstract]
Schedue of Amortized Cost, Unrealized Gains and Losses

The following tables summarize the amortized cost, unrealized gains and losses, and fair value of available-for-sale marketable securities as of June 30, 2021:

	June 30, 2021
	Amortized cost	Gross unrealized losses	Gross unrealized gains	Fair value

U.S. government and agency debentures	$10,256	$(5)	$10	$10,261
Corporate debentures	32,615	(25)	2	32,592
Total	$42,871	$(30)	$12	$42,853

	December 31, 2020
	(U.S. dollars in thousands)
	Amortized cost	Gross unrealized losses	Gross unrealized gains	Fair value

U.S. government and agency debentures	$32,578	$(5)	$1	$32,574
Corporate debentures	9,708	(1)	10	9,717
Total	$42,286	$(6)	$11	$42,291

Schedue of Fair Value of Available-For-Sale Marketable Securities

	June 30, 2021
	(U.S. dollars in thousands)
	Amortized cost	Fair value

Due within one year	$26,263	$26,250
Due between one and two years	16,608	16,603
Total	$42,871	$42,853

	December 31, 2020
	(U.S. dollars in thousands)
	Amortized cost	Fair value

Due within one year	$19,585	$19,586
Due between one and two years	22,701	22,705
Total	$42,286	$42,291